Other Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Schedule of Other Financial Expenses, Net
Other financial expenses, net consist of the following:

	For the Years Ended December 31,
(In $ millions)	2025	2024	2023
Bank commitment, guarantee and other fees	(4.5)	(4.9)	(2.3)
Foreign exchange loss	(0.5)	(3.7)	(2.8)
Yard cost cover expense	—	(16.8)	(22.1)
Premium paid - convertible bonds (1)	—	(2.3)	—
Other financial (expenses) / income, net	(3.8)	0.3	0.3
Total	(8.8)	(27.4)	(26.9)
(1) Premium paid related to the Convertible Bonds repurchased in March 2024. Refer to Note 17 - Debt.